Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Exposure to foreign currency risk
Financial liabilities	$ (30,760)	$ (21,512)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(2,277)	(1,300)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(28,483)	(20,212)
Currency risk | Euro
Exposure to foreign currency risk
Financial assets	31,640	25,446
Financial liabilities	(9,088)	(5,200)
Net exposure	22,552	20,246
Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	101	74
Net exposure	101	74
Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	71	48
Financial liabilities	(1,875)	(1,448)
Net exposure	(1,804)	(1,400)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	619	536
Financial liabilities	(213)	(87)
Net exposure	406	449
Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets	2	5
Financial liabilities	(11)	(12)
Net exposure	(9)	(7)
Currency risk | British pound sterling
Exposure to foreign currency risk
Financial liabilities		(26)
Net exposure		(26)
Currency risk | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(92)	(178)
Net exposure	(92)	(178)
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(2,087)	(945)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(191)	(355)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(7,001)	(4,255)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(1,684)	(1,093)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(213)	(87)
Currency risk | Trade and other payables | United Arab Emirates dirham
Exposure to foreign currency risk
Financial liabilities	(11)	(12)
Currency risk | Trade and other payables | British pound sterling
Exposure to foreign currency risk
Financial liabilities		(26)
Currency risk | Trade and other payables | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(92)	(178)
Loans receivable | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	496	212
Loans receivable | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	4	13
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	11,792	9,121
Trade and other receivables | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	30
Trade and other receivables | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	7	7
Trade and other receivables | Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets	2
Cash | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	19,352	16,113
Cash | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	101	74
Cash | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	37	35
Cash | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	$ 612	529
Cash | Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets		$ 5